FINANCIAL AND OTHER INCOME, NET (Tables)	6 Months Ended
Jun. 30, 2020
FINANCIAL AND OTHER INCOME, NET [Abstract]
Schedule of Financial And Other Income, Net
	Six months ended June 30,
	2020	2019
	Unaudited

Interest income	$878	$468
Exchange rate differences and other	(72)	(54)

Financial and other income, net	$806	$414